As filed with the Securities and Exchange Commission on March 1, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811 - 08270

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Address of principal executive offices) (Zip code)

J. GLENN HABER
RAINIER INVESTMENT MANAGEMENT, INC.
601 UNION STREET, SUITE 2801
SEATTLE, WA 98101
(Name and address of agent for service)

(800) 248-6314
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

COMMON STOCKS - 99.1%

Autos and Transportation - 1.7%
Canadian Pacific Railway Ltd.	410,600	$17,224,670
Skywest, Inc.	737,650	19,813,279
		37,037,949
Consumer Discretionary and Services - 14.5%
Advance Auto Parts, Inc. (a)	135,500	5,888,830
aQuantive, Inc. (a)	768,950	19,408,298
Buffalo Wild Wings, Inc. (a)	313,338	10,405,955
Carter's, Inc. (a)	10,800	635,580
CKE Restaurants, Inc.	1,095,900	14,805,609
Elizabeth Arden, Inc. (a)	350,525	7,031,531
Grupo Televisa S.A. de C.V. - ADR	382,100	30,759,050
J.C. Penney Co., Inc.	395,500	21,989,800
Labor Ready, Inc. (a)	1,055,000	21,965,100
Monster Worldwide, Inc. (a)	293,500	11,980,670
MPS Group, Inc. (a)	1,260,650	17,233,085
MSC Industrial Direct Co., Inc.	364,000	14,640,080
Navigant Consulting, Inc. (a)	603,600	13,267,128
Nordstrom, Inc.	509,600	19,059,040
Penn National Gaming, Inc. (a)	330,100	10,876,795
PETsMART, Inc.	849,150	21,789,189
Rollins, Inc.	602,550	11,876,261
Scientific Games Corp. (a)	548,265	14,956,669
Stamps.com Inc. (a)	90,650	2,081,324
Univision Communications Inc. (a)	77,000	2,263,030
Valueclick, Inc. (a)	1,068,350	19,347,819
Warnaco Group, Inc. (a)	638,100	17,050,032
		309,310,875
Consumer Staples - 1.3%
Smithfield Foods, Inc. (a)	936,850	28,667,610

Energy - 8.7%
Carrizo Oil & Gas, Inc. (a)	444,499	10,983,570
Cimarex Energy Co.	191,150	8,221,361
ENSCO International Inc.	731,200	32,428,720
GMX Resources Inc. (a)	45,464	1,636,704
Grant Prideco, Inc. (a)	731,350	32,267,162
KCS Energy, Inc. (a)	639,450	15,487,479
Kerr-McGee Corp.	100,200	9,104,172
Noble Energy, Inc.	401,750	16,190,525
Peabody Energy Corp.	105,200	8,670,584
Stone Energy Corp. (a)	359,450	16,365,759
Tetra Technologies, Inc. (a)	151,150	4,613,098
Todco	562,750	21,418,265
Warren Resources, Inc. (a)	534,850	8,461,327
		185,848,726
Financial Services - 24.1%
Affiliated Managers Group, Inc. (a)	391,700	31,433,925
Alliance Data Systems Corp. (a)	481,600	17,144,960
Ameriprise Financial, Inc.	519,000	21,279,000
Arch Capital Group Ltd. (a)	334,507	18,314,258
Assurant, Inc.	457,400	19,892,326
BioMed Realty Trust, Inc.	356,300	8,693,720
CB Richard Ellis Group, Inc. (a)	554,700	32,644,095

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Financial Services - continued
CBL & Associates Properties, Inc.	220,350	$8,706,028
East West Bancorp, Inc.	553,457	20,195,646
Euronet Worldwide, Inc. (a)	732,800	20,371,840
Glacier Bancorp, Inc.	242,294	7,280,935
HealthExtras, Inc. (a)	362,770	9,105,527
Host Marriott Corp.	1,292,250	24,488,138
Investment Technology Group, Inc. (a)	273,200	9,682,208
Jones Lang LaSalle Inc.	497,500	25,049,125
Northern Trust Corp.	635,450	32,929,019
Paychex, Inc.	476,700	18,171,804
Philadelphia Consolidated Holding Corp. (a)	261,200	25,255,428
Safeco Corp.	319,850	18,071,525
SEI Investments Co.	367,560	13,599,720
Sotheby's Holdings, Inc. Cl. A (a)	1,423,200	26,129,952
Sunstone Hotel Investors, Inc.	1,284,377	34,125,897
Texas Capital Bancshares, Inc. (a)	396,362	8,882,472
W.R. Berkley Corp.	583,050	27,764,841
Williams Scotsman International, Inc. (a)	664,450	11,501,630
Zions Bancorp.	335,700	25,365,492
		516,079,511
Health Care - 12.2%
American Pharmaceutical Partners, Inc. (a)	559,175	21,690,398
ArthroCare Corp. (a)	615,550	25,939,277
Cytyc Corp. (a)	850,900	24,020,907
Emdeon Corp. (a)	355,117	3,004,290
Endo Pharmaceuticals Holdings Inc. (a)	1,049,796	31,766,827
Humana Inc. (a)	299,750	16,285,417
Intuitive Surgical, Inc. (a)	89,850	10,536,710
Kyphon, Inc. (a)	560,100	22,868,883
LifePoint Hospitals, Inc. (a)	537,350	20,150,625
MGI Pharma, Inc. (a)	449,300	7,709,988
Nastech Pharmaceutical Co. Inc. (a)	533,750	7,856,800
Palomar Medical Technologies, Inc. (a)	399,774	14,008,081
PDL BioPharma, Inc. (a)	917,760	26,082,739
QIAGEN N.V. (a)	714,881	8,399,852
Serologicals Corp. (a)	130,583	2,577,708
United Therapeutics Corp. (a)	244,775	16,918,848
		259,817,350
Materials and Processing - 9.9%
Airgas, Inc.	628,800	20,687,520
Cameco Corp.	176,250	11,172,487
Ceradyne, Inc. (a)	401,800	17,598,840
Cleveland-Cliffs, Inc.	102,850	9,109,424
Jacobs Engineering Group Inc. (a)	370,950	25,176,377
Lyondell Chemical Co.	615,900	14,670,738
Oregon Steel Mills, Inc. (a)	810,800	23,853,736
Phelps Dodge Corp.	137,700	19,810,899
Precision Castparts Corp.	747,750	38,740,928
Timken Co.	760,950	24,365,619
Washington Group International, Inc.	133,250	7,058,253
		212,244,821

Rainier Small/Midcap Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Producer Durables - 7.3%
A.S.V., Inc. (a)	840,730	$21,001,435
Esterline Technologies Corp. (a)	401,850	14,944,802
Joy Global, Inc.	1,454,897	58,195,880
Mattson Technology, Inc. (a)	1,337,550	13,455,753
Parker-Hannifin Corp.	241,850	15,952,426
Thomas & Betts Corp. (a)	750,400	31,486,784
		155,037,080
Technology - 15.6%
AudioCodes Ltd. (a)	965,350	10,715,385
Autodesk, Inc.	647,700	27,818,715
F5 Networks, Inc. (a)	436,900	24,986,311
FormFactor, Inc. (a)	732,450	17,893,753
Hyperion Solutions Corp. (a)	488,782	17,508,171
Intersil Corp.	1,162,550	28,924,244
Marvell Technology Group Ltd. (a)	510,850	28,653,577
Mercury Interactive Corp. (a)	209,550	5,823,395
Merge Technologies Inc. (a)	311,450	7,798,708
Microsemi Corp. (a)	1,191,850	32,966,571
Optimal Group Inc. (a)	561,400	11,373,964
Rockwell Automation, Inc.	420,850	24,897,486
SafeNet, Inc. (a)	487,050	15,692,751
Sunpower Corp. (a)	341,700	11,614,383
Trident Microsystems, Inc. (a)	1,019,960	18,359,280
Viasat, Inc. (a)	365,600	9,772,488
Websense, Inc. (a)	274,600	18,024,744
Witness Systems, Inc. (a)	1,008,600	19,839,162
		332,663,088
Utilities - 3.8%
Constellation Energy Group, Inc.	400,650	23,077,440
El Paso Electric Co. (a)	703,200	14,795,328
Kinder Morgan, Inc.	165,900	15,254,505
NII Holdings, Inc. (a)	273,600	11,950,848
PPL Corp.	519,800	15,282,120
		80,360,241
TOTAL COMMON STOCKS (Cost $1,802,308,570)		$2,117,067,251

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.5%
AIG Funding, Inc. - CP
3.980%, 01/03/2006	$54,363,000	$54,350,980
Variable Rate Demand Notes - 0.0%
Wisconsin Corp. Central Credit Union
4.050%, 12/31/2031	245,569	245,569
TOTAL SHORT TERM INVESTMENTS (Cost $54,596,549)		$54,596,549

TOTAL INVESTMENTS (Cost $1,856,905,119) - 101.6%		$2,171,663,800
Liabilities in Excess of Other Assets - (1.6)%		(35,124,564)
TOTAL NET ASSETS - 100.0%		$2,136,539,236

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

+ At December 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$1,860,236,437
Gross tax unrealized appreciation	337,709,613
Gross tax unrealized depreciation	(26,225,475)
Net tax unrealized appreciation	$311,484,138

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Rainier Core Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

COMMON STOCKS - 98.9%

Consumer Discretionary - 10.6%
Comcast Corp. Cl. A (a)	243,800	$6,329,048
eBay, Inc. (a)	159,850	6,913,512
Hilton Hotels Corp.	196,625	4,740,629
Home Depot, Inc.	148,300	6,003,184
J.C. Penney Co., Inc.	142,500	7,923,000
Kohl's Corp. (a)	164,450	7,992,270
Nordstrom, Inc.	96,984	3,627,202
Office Depot, Inc. (a)	149,050	4,680,170
PETsMART, Inc.	154,200	3,956,772
Target Corp.	76,100	4,183,217
Walt Disney Co.	151,200	3,624,264
		59,973,268
Consumer Staples - 6.1%
CVS Corp.	75,000	1,981,500
Kellogg Co.	60,350	2,608,327
PepsiCo, Inc.	148,688	8,784,487
Procter & Gamble Co.	315,388	18,254,657
Smithfield Foods, Inc. (a)	108,700	3,326,220
		34,955,191
Energy - 9.3%
ConocoPhillips	192,400	11,193,832
ENSCO International Inc.	153,850	6,823,247
Exxon Mobil Corp.	190,752	10,714,540
Grant Prideco, Inc. (a)	149,450	6,593,734
Kerr-McGee Corp.	55,600	5,051,816
Kinder Morgan, Inc.	19,125	1,758,544
Noble Energy, Inc.	73,600	2,966,080
Peabody Energy Corp.	22,750	1,875,055
Transocean, Inc. (a)	82,750	5,766,848
		52,743,696
Financials - 20.0%
Affiliated Managers Group, Inc. (a)	46,400	3,723,600
Allstate Corp.	34,550	1,868,118
American Express Co.	106,100	5,459,906
American International Group, Inc.	154,507	10,542,013
Assurant, Inc.	80,300	3,492,247
Bank of America Corp.	296,992	13,706,181
Chubb Corp.	80,100	7,821,765
Citigroup, Inc.	127,536	6,189,322
Franklin Resources, Inc.	107,450	10,101,374
Genworth Financial, Inc.	126,000	4,357,080
Goldman Sachs Group, Inc.	87,500	11,174,625
Lehman Brothers Holdings Inc.	73,000	9,356,410
Merrill Lynch & Co., Inc.	105,750	7,162,447
Northern Trust Corp.	52,400	2,715,368
Prudential Financial, Inc.	104,750	7,666,653
Wachovia Corp.	63,820	3,373,525
Wells Fargo & Co.	75,850	4,765,656
		113,476,290

Rainier Core Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Health Care - 13.9%
Aetna, Inc.	44,025	$4,151,998
Amgen Inc. (a)	123,775	9,760,896
Caremark Rx, Inc. (a)	79,900	4,138,021
Cytyc Corp. (a)	94,000	2,653,620
Eli Lilly & Co.	120,600	6,824,754
Gilead Sciences, Inc. (a)	176,800	9,304,984
Johnson & Johnson	158,177	9,506,438
LifePoint Hospitals, Inc. (a)	69,350	2,600,625
Medtronic, Inc.	71,100	4,093,227
Novartis AG - ADR	231,250	12,136,000
Pfizer, Inc.	71,250	1,661,550
Wyeth	261,500	12,047,305
		78,879,418
Industrials - 13.7%
Boeing Co.	62,425	4,384,732
Caterpillar Inc.	85,400	4,933,558
General Electric Co.	635,324	22,268,106
Honeywell International Inc.	197,750	7,366,187
Jacobs Engineering Group, Inc. (a)	65,800	4,465,846
Joy Global, Inc.	120,112	4,804,480
Norfolk Southern Corp.	114,950	5,153,209
Parker-Hannifin Corp.	80,950	5,339,462
Rockwell Automation, Inc.	102,675	6,074,253
United Parcel Service, Inc.	93,300	7,011,495
United Technologies Corp.	105,750	5,912,483
		77,713,811
Information Technology - 16.7%
Analog Devices, Inc.	164,900	5,914,963
Applied Materials, Inc.	237,700	4,264,338
Autodesk, Inc.	81,350	3,493,983
Cisco Systems, Inc. (a)	429,185	7,347,647
Corning, Inc. (a)	394,800	7,761,768
Dell, Inc. (a)	180,525	5,413,945
EMC Corp. (a)	482,250	6,568,245
Intel Corp.	439,714	10,975,261
Marvell Technology Group Ltd. (a)	141,000	7,908,690
Mercury Interactive Corp. (a)	59,150	1,643,779
Microsoft Corp.	314,636	8,227,731
Motorola, Inc.	257,800	5,823,702
Paychex, Inc.	65,200	2,485,424
SAP AG - ADR	108,800	4,903,616
Texas Instruments, Inc.	193,441	6,203,653
Yahoo!, Inc. (a)	157,100	6,155,178
		95,091,923
Materials - 3.3%
Cameco Corp.	30,550	1,936,564
Cemex S.A. de C.V. - ADR	96,450	5,722,378
Dow Chemical Co.	106,550	4,669,021
Phelps Dodge Corp.	27,550	3,963,619
Praxair, Inc.	49,700	2,632,112
		18,923,694

Rainier Core Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Telecommunication Services - 2.5%
America Movil S.A. de C.V. - ADR	373,900	$10,940,314
Sprint Nextel Corp.	150,109	3,506,546
		14,446,860
Utilities - 2.8%
Dominion Resources, Inc.	95,850	7,399,620
TXU Corp.	167,400	8,401,806
		15,801,426
TOTAL COMMON STOCKS (Cost $450,949,310)		$562,005,577

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.5%
AIG Funding, Inc. - CP
3.980%, 01/03/2006	$8,456,000	$8,454,131
Variable Rate Demand Notes - 0.0%
Wisconsin Corp. Central Credit Union
4.050%, 12/31/2031	54,307	54,307
TOTAL SHORT TERM INVESTMENTS (Cost $8,508,437)		$8,508,438

TOTAL INVESTMENTS (Cost $459,457,747) - 100.4%		$570,514,015
Liabilities in Excess of Other Assets - (0.4)%		(2,180,959)
TOTAL NET ASSETS - 100.0%		$568,333,056

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

+ At December 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$460,347,455
Gross tax unrealized appreciation	117,660,405
Gross tax unrealized depreciation	(7,478,171)
Net tax unrealized appreciation	$110,182,234

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Rainier Growth Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

COMMON STOCKS - 98.8%

Autos and Transportation - 1.9%
C. H. Robinson Worldwide, Inc.	2,150	$79,614
Skywest, Inc. (a)	1,400	37,604
United Parcel Service, Inc.	1,950	146,543
		263,761
Consumer Discretionary and Services - 16.9%
eBay, Inc. (a)	5,800	250,850
Electronic Arts, Inc. (a)	3,650	190,931
Google, Inc. Cl. A (a)	1,000	414,860
Hilton Hotels Corp.	9,350	225,429
Nike, Inc.	4,800	416,592
Nordstrom, Inc.	7,800	291,720
Starbucks Corp. (a)	8,550	256,586
Urban Outfitters, Inc. (a)	3,400	86,054
Yahoo!, Inc. (a)	5,950	233,121
		2,366,143
Consumer Staples - 4.3%
PepsiCo, Inc.	4,300	254,044
Procter & Gamble Co.	3,600	208,368
Wm. Wrigley Jr. Co.	2,050	136,305
		598,717
Energy - 1.9%
ENSCO International Inc.	2,700	119,745
Grant Prideco, Inc. (a)	3,350	147,802
		267,547
Financial Services - 13.5%
Affiliated Managers Group, Inc. (a)	1,500	120,375
Chicago Mercantile Exchange Holdings Inc.	500	183,745
Franklin Resources, Inc.	1,500	141,015
Goldman Sachs Group, Inc.	1,900	242,649
Legg Mason, Inc.	3,100	371,039
Lehman Brothers Holdings Inc.	1,600	205,072
Merrill Lynch & Co., Inc.	2,700	182,871
Moody's Corp.	3,900	239,538
SLM Corp.	3,750	206,587
		1,892,891
Health Care - 19.3%
Alcon, Inc.	2,200	285,120
Amgen Inc. (a)	3,600	283,896
Barr Pharmaceuticals, Inc. (a)	1,400	87,206
Genentech, Inc. (a)	3,500	323,750
Genzyme Corp. (a)	3,100	219,418
Gilead Sciences, Inc. (a)	1,750	92,102
Intuitive Surgical, Inc. (a)	900	105,543
Medtronic, Inc.	5,450	313,757
Novartis AG - ADR	6,700	351,616
St. Jude Medical, Inc. (a)	3,200	160,640
UnitedHealth Group Inc.	7,550	469,157
		2,692,205
Materials and Processing - 5.9%
Cemex S.A. de C.V. - ADR	3,600	213,588
Jacobs Engineering Group Inc. (a)	2,550	173,068
Monsanto Co.	2,150	166,690
Precision Castparts Corp.	5,200	269,412
		822,758

Rainier Growth Equity Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Other - 2.6%
General Electric Co.	10,300	$361,015
Producer Durables - 4.6%
Boeing Co.	2,500	175,600
Caterpillar Inc.	3,150	181,975
Danaher Corp.	2,500	139,450
United Technologies Corp.	2,600	145,366
		642,391
Technology - 22.0%
Adobe Systems Inc.	4,700	173,712
Apple Computer, Inc. (a)	4,300	309,127
Autodesk, Inc.	2,000	85,900
Broadcom Corp. (a)	2,000	94,300
Cognizant Technology Solutions Corp. (a)	3,100	156,085
Corning Inc. (a)	8,800	173,008
Dell Inc. (a)	4,250	127,457
Intel Corp.	9,000	224,640
Juniper Networks, Inc. (a)	6,350	141,605
Marvell Technology Group Ltd. (a)	7,000	392,630
Microsoft Corp.	9,250	241,888
Motorola, Inc.	8,700	196,533
Network Appliance, Inc. (a)	5,200	140,400
QUALCOMM, Inc.	4,550	196,014
Rockwell Automation, Inc.	1,700	100,572
SAP AG - ADR	2,600	117,182
Texas Instruments Inc.	6,300	202,041
		3,073,094
Utilities - 5.9%
America Movil S.A. de C.V. - ADR	7,750	226,765
NII Holdings, Inc. (a)	6,200	270,816
Sprint Nextel Corp.	14,000	327,040
		824,621
TOTAL COMMON STOCKS (Cost $12,304,012)		$13,805,143

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.4%
AIG Funding, Inc. - CP
3.980%, 01/03/2006	$276,000	$275,939
Variable Rate Demand Notes - 0.4%
Wisconsin Corp. Central Credit Union
4.050%, 12./31/2031	62,867	62,867
TOTAL SHORT TERM INVESTMENTS (Cost $338,806)		$338,806

TOTAL INVESTMENTS (Cost $12,642,818) - 101.2%		$14,143,949
Liabilities in Excess of Other Assets - (1.2)%		(165,344)
TOTAL NET ASSETS - 100.0%		$13,978,605

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

+ At December 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$12,658,231
Gross tax unrealized appreciation	1,620,427
Gross tax unrealized depreciation	(133,814)
Net tax unrealized appreciation	$1,486,613

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

COMMON STOCKS - 70.7%

Consumer Discretionary - 7.4%
Comcast Corp. Cl. A (a)	37,500	$973,500
eBay, Inc. (a)	24,450	1,057,463
Hilton Hotels Corp.	27,750	669,053
Home Depot, Inc.	22,850	924,968
J.C. Penney Co., Inc.	22,100	1,228,760
Kohl's Corp. (a)	24,000	1,166,400
Nordstrom, Inc.	15,000	561,000
Office Depot, Inc. (a)	23,300	731,620
PETsMART, Inc.	25,650	658,179
Target Corp.	11,800	648,646
Walt Disney Co.	21,350	511,759
		9,131,348
Consumer Staples - 4.4%
CVS Corp.	9,250	244,385
Kellogg Co.	8,700	376,014
PepsiCo, Inc.	23,024	1,360,258
Procter & Gamble Co.	49,949	2,891,048
Smithfield Foods, Inc. (a)	17,250	527,850
		5,399,555
Energy - 6.5%
ConocoPhillips	28,500	1,658,130
ENSCO International Inc.	23,650	1,048,877
Exxon Mobil Corp.	29,706	1,668,586
Grant Prideco, Inc. (a)	21,600	952,992
Kerr-McGee Corp.	8,650	785,939
Kinder Morgan, Inc.	3,550	326,423
Noble Energy, Inc.	9,550	384,865
Peabody Energy Corp.	3,550	292,591
Transocean, Inc. (a)	12,900	899,001
		8,017,404
Financials - 14.5%
Affiliated Managers Group, Inc. (a)	7,100	569,775
Allstate Corp.	5,650	305,495
American Express	16,250	836,225
American International Group, Inc.	23,938	1,633,290
Assurant, Inc.	13,100	569,719
Bank of America Corp.	46,302	2,136,837
Chubb Corp.	12,450	1,215,742
Citigroup, Inc.	19,997	970,454
Franklin Resources, Inc.	17,075	1,605,221
Genworth Financial, Inc.	19,250	665,665
Goldman Sachs Group, Inc.	13,550	1,730,470
Lehman Brothers Holdings Inc.	11,350	1,454,730
Merrill Lynch & Co., Inc.	16,250	1,100,613
Northern Trust Corp.	8,500	440,470
Prudential Financial, Inc.	16,250	1,189,338
Wachovia Corp.	10,008	529,023
Wells Fargo & Co.	13,275	834,068
		17,787,135

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Health Care - 9.9%
Aetna, Inc.	6,900	$650,739
Amgen Inc. (a)	19,300	1,521,998
Caremark Rx, Inc. (a)	12,500	647,375
Cytyc Corp. (a)	14,350	405,100
Eli Lilly & Co.	18,575	1,051,159
Gilead Sciences, Inc. (a)	27,400	1,442,062
Johnson & Johnson	24,575	1,476,958
LifePoint Hospitals, Inc. (a)	10,500	393,750
Medtronic, Inc.	10,950	630,392
Novartis AG - ADR	34,750	1,823,680
Pfizer, Inc.	11,350	264,682
Wyeth	40,300	1,856,621
		12,164,516
Industrials - 9.8%
Boeing Co.	11,400	800,736
Caterpillar Inc.	13,350	771,229
General Electric Co.	98,800	3,462,940
Honeywell International Inc.	30,450	1,134,262
Jacobs Engineering Group, Inc. (a)	8,850	600,649
Joy Global, Inc.	18,912	756,480
Norfolk Southern Corp.	17,750	795,733
Parker-Hannifin Corp.	12,550	827,798
Rockwell Automation, Inc.	16,000	946,560
United Parcel Service, Inc.	14,300	1,074,645
United Technologies Corp.	15,850	886,174
		12,057,206
Information Technology - 12.1%
Analog Devices, Inc.	25,600	918,272
Applied Materials, Inc.	36,950	662,883
Autodesk, Inc.	12,250	526,137
Cisco Systems, Inc. (a)	66,491	1,138,326
Corning, Inc. (a)	60,400	1,187,464
Dell, Inc. (a)	27,250	817,227
EMC Corp. (a)	68,050	926,841
Intel Corp.	65,500	1,634,880
Marvell Technology Group Ltd. (a)	23,350	1,309,702
Mercury Interactive Corp. (a)	9,650	268,173
Microsoft Corp.	48,050	1,256,508
Motorola, Inc.	39,600	894,564
Paychex, Inc.	10,250	390,730
SAP AG - ADR	16,500	743,655
Texas Instruments, Inc.	32,100	1,029,447
Yahoo!, Inc. (a)	28,350	1,110,753
		14,815,562
Materials - 2.3%
Cameco Corp.	4,600	291,594
Cemex S.A. de C.V. - ADR	14,050	833,587
Dow Chemical Co.	16,400	718,648
Phelps Dodge Corp.	4,200	604,254
Praxair, Inc.	7,850	415,736
		2,863,819

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Telecommunication Services - 1.8%
America Movil S.A. de C.V. - ADR	56,950	$1,666,357
Sprint Nextel Corp.	23,409	546,834
		2,213,191
Utilities - 2.0%
Dominion Resources, Inc.	14,750	1,138,700
TXU Corp.	25,800	1,294,902
		2,433,602
TOTAL COMMON STOCKS (Cost $68,828,092)		$86,883,338

	Principal
	Amount	Value
CORPORATE BONDS - 23.7%
Finance - 20.3%
ACE Limited
6.000%, 04/01/2007	$550,000	556,017
AFLAC Inc.
6.500%, 04/15/2009	700,000	736,674
Allstate Life
4.500%, 05/29/2009	690,000	680,817
American Express Credit Corp.
3.000%, 05/16/2008	550,000	527,394
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	302,376
Commercial Credit TRV
6.750%, 07/01/2007	100,000	102,690
Citigroup Inc.
4.125%, 02/22/2010	1,800,000	1,750,347
Countrywide Home Loans
5.625%, 05/15/2007	2,150,000	2,168,984
General Electric Capital Corp.
3.125%, 04/01/2009	2,250,000	2,135,482
4.250%, 06/15/2012	150,000	144,039
Goldman Sachs Group
5.700%, 09/01/2012	1,850,000	1,905,676
Hartford Life, Inc.
7.100%, 06/15/2007	830,000	855,449
Household Finance Corp.
5.750%, 01/30/2007	1,600,000	1,613,608
International Lease Financial Corp.
4.750%, 02/15/2008	150,000	149,781
4.750%, 01/13/2012	2,000,000	1,952,512
Key Bank N.A.
6.500%, 10/15/2027	500,000	515,362
Lehman Brothers Holdings, Inc.
4.250%, 01/27/2010	50,000	48,803
Merrill Lynch
4.250%, 02/08/2010	1,850,000	1,801,206
MGIC Investment Corp.
6.000%, 03/15/2007	225,000	227,314
Morgan Stanley
4.250%, 05/15/2010	1,800,000	1,741,628
Protective Life Secured Trust
3.700%, 11/24/2008	1,100,000	1,068,276
Reliastar Financial Corp.
6.500%, 11/15/2008	2,200,000	2,287,401
SLM Corp.
4.340%, 07/27/2009 (b)	1,100,000	1,099,867
4.000%, 01/15/2010	600,000	577,541
		24,949,244

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2005

	Principal
	Amount	Value

Industrials - 3.4%
Amgen Inc.
4.000%, 11/18/2009	$550,000	$533,813
Deluxe Corp.
3.500%, 10/01/2007	450,000	429,451
5.125%, 10/01/2014	50,000	41,843
Ford Motor Credit Co.
6.500%, 01/25/2007	900,000	870,938
General Mills, Inc.
5.125%, 02/15/2007	250,000	249,852
John Deere Capital Corp.
4.500%, 08/22/2007	1,000,000	994,160
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,100,000	1,066,714
		4,186,771
TOTAL CORPORATE BONDS (Cost $29,703,052)		$29,136,015

MORTGAGE PASS-THROUGH SECURITIES - 2.0%
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	347,355	338,635
Pool #G01779, 5.000%, 04/01/2035	445,812	432,618
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	294,305	291,671
Pool #725690, 6.000%, 08/01/2034	266,106	268,705
Pool #807942, 5.500%, 12/01/2034	544,855	540,212
Pool #735394, 6.500%, 02/01/2035	177,078	181,744
Pool #824940, 5.500%, 06/01/2035	393,600	389,951
TOTAL MORTGAGE PASS-THROUGH SECURITIES (Cost $2,467,763)		$2,443,536

U.S. GOVERNMENT AGENCY ISSUES - 6.1%
Federal Home Loan Bank
3.375%, 02/15/2008	750,000	729,620
4.750%, 08/13/2010	200,000	199,696
Federal Home Loan Mortgage Corp.
4.260%, 07/19/2007	1,125,000	1,116,988
5.000%, 07/15/2014	1,200,000	1,218,268
Federal National Mortgage Association
5.375%, 11/15/2011	2,150,000	2,215,889
4.375%, 03/15/2013	1,500,000	1,462,819
5.240%, 08/07/2018	500,000	499,359
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $7,593,902)		$7,442,639

U.S. TREASURY NOTES - 5.1%
5.625%, 05/15/2008	1,500,000	1,541,368
4.250%, 08/15/2013	1,975,000	1,957,952
4.250%, 11/15/2014	1,000,000	988,672
4.250%, 10/15/2010	1,800,000	1,791,142
TOTAL U.S. TREASURY NOTES (Cost $6,303,307)		$6,279,134

Rainier Balanced Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

SHORT TERM INVESTMENTS - 2.1%
Aig Fdg Inc Cp
3.980%, 01/03/2006	$2,581,000	$2,580,429
Variable Rate Demand Notes - 0.0%
Wisconsin Corp. Central Credit Union
4.050%	51,803	51,803
TOTAL SHORT TERM INVESTMENTS (Cost $2,632,232)		$2,632,232

TOTAL INVESTMENTS (Cost $117,528,348) - 109.8%		$134,816,894
Liabilities in Excess of Other Assets - (9.8)%		(11,986,727)
TOTAL NET ASSETS - 100.0%		$122,830,167

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable Rate

+ At December 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$117,812,783
Gross tax unrealized appreciation	18,732,096
Gross tax unrealized depreciation	(1,730,144)
Net tax unrealized appreciation	$17,001,952

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Rainier Intermediate Fixed Income
Schedule of Investments
December 31, 2005

	Principal
	Amount	Value

ASSET BACKED SECURITIES - 0.9%
MBNA Credit Card Master Note
Series 2004-4A, 2.700%, 09/15/2009	$500,000	$487,155
TOTAL ASSET BACKED SECURITIES (Cost $496,375)		$487,155

CORPORATE BONDS - 64.2%
Finance - 53.9%
ACE Limited
6.000%, 04/01/2007	700,000	707,658
AFLAC Inc.
6.500%, 04/15/2009	1,150,000	1,210,250
Allstate Life
4.500%, 05/29/2009	625,000	616,682
American Express Credit Corp.
3.000%, 05/16/2008	1,350,000	1,294,512
Ameriprise Financial, Inc.
5.350%, 11/15/2010	300,000	302,376
Citigroup Inc.
5.625%, 08/27/2012	1,100,000	1,135,348
Commercial Credit TRV
6.750%, 07/01/2007	930,000	955,014
Countrywide Home Loans
5.625%, 05/15/2007	2,000,000	2,017,660
General Electric Capital Corp.
6.125%, 02/22/2011	1,000,000	1,053,207
4.250%, 06/15/2012	1,350,000	1,296,352
Goldman Sachs Group
5.700%, 09/01/2012	1,900,000	1,957,180
Household Finance Corp.
5.750%, 01/30/2007	1,000,000	1,008,505
International Lease Finance Corp.
4.750%, 02/15/2008	1,550,000	1,547,740
4.750%, 01/13/2012	1,325,000	1,293,539
Key Bank N.A.
6.500%, 10/15/2027	500,000	515,362
Lehman Brothers Holdings Inc.
4.250%, 01/27/2010	1,000,000	976,065
Merrill Lynch
4.250%, 02/08/2010	2,225,000	2,166,316
MGIC Investment Corp.
6.000%, 03/15/2007	750,000	757,715
Morgan Stanley
4.250%, 05/15/2010	2,000,000	1,935,142
Protective Life Secured Trust
3.700%, 11/24/2008	1,400,000	1,359,624
Reliastar Financial Corp.
6.500%, 11/15/2008	2,350,000	2,443,361
SLM Corp.
4.340%, 07/27/2009 (a)	1,450,000	1,449,825
4.000%, 01/15/2010	1,150,000	1,106,953
Wachovia Corp.
3.625%, 02/17/2009	900,000	868,670
		29,975,056

Rainier Intermediate Fixed Income
Schedule of Investments
December 31, 2005

	Principal
	Amount	Value

Industrials - 10.3%
Amgen Inc.
4.000%, 11/18/2009	$650,000	$630,870
Deluxe Corp.
5.125%, 10/01/2014	650,000	543,955
First Data Corp.
3.375%, 08/01/2008	500,000	478,444
Ford Motor Credit Co.
6.500%, 01/25/2007	900,000	870,938
General Mills, Inc.
5.125%, 02/15/2007	750,000	749,556
John Deere Capital Corp.
4.500%, 08/22/2007	1,250,000	1,242,700
UnitedHealth Group Inc.
3.300%, 01/30/2008	1,275,000	1,236,418
		5,752,881
TOTAL CORPORATE BONDS (Cost $36,516,883)		$35,727,937

MORTGAGE PASS-THROUGH SECURITIES - 5.1%
Federal Home Loan Mortgage Corp.
Pool #B14728, 4.500%, 05/01/2019	408,727	398,466
Pool #G01779, 5.000%, 04/01/2035	532,040	516,294
Federal National Mortgage Association
Pool #555872, 5.000%, 11/01/2018	344,429	341,346
Pool #725690, 6.000%, 08/01/2034	315,504	318,586
Pool #807942, 5.500%, 12/01/2034	641,591	636,124
Pool #735394, 6.500%, 02/01/2035	210,112	215,649
Pool #824940, 5.500%, 06/01/2035	432,427	428,418
TOTAL MORTGAGE PASS-THROUGH SECURITIES (Cost $2,885,379)		$2,854,883

U.S. GOVERNMENT AGENCY ISSUES - 12.4%
Federal Home Loan Bank
3.375%, 02/15/2008	500,000	486,414
5.750%, 05/15/2008	250,000	254,384
4.000%, 11/13/2009	500,000	487,620
Federal Home Loan Mortgage Corp.
4.260%, 07/19/2007	1,250,000	1,241,097
5.000%, 07/15/2014	1,250,000	1,269,029
Federal National Mortgage Association
5.375%, 11/15/2011	1,335,000	1,375,912
6.125%, 03/15/2012	1,250,000	1,339,393
5.240%, 08/07/2018	425,000	424,455
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $6,970,131)		$6,878,304

U.S. TREASURY NOTES - 12.4%
6.125%, 08/15/2007	100,000	102,680
5.625%, 05/15/2008	500,000	513,790
6.000%, 08/15/2009	750,000	790,664
3.625%, 01/15/2010	750,000	729,668
5.750%, 08/15/2010	625,000	661,402
4.250%, 10/15/2010	675,000	671,678
4.250%, 08/15/2013	1,650,000	1,635,757
4.750%, 05/15/2014	1,750,000	1,793,136
TOTAL U.S. TREASURY NOTES (Cost $6,976,452)		6,898,775

Rainier Intermediate Fixed Income
Schedule of Investments
December 31, 2005

	Principal
	Amount	Value

SHORT TERM INVESTMENTS - 3.6%
AIG Funding, Inc. - CP
3.980%, 01/03/2006	$1,972,000	$1,971,564
Variable Rate Demand Notes - 0.1%
Wisconsin Corp. Central Credit Union
4.050%, 12./31/2031	53,288	53,288
TOTAL SHORT TERM INVESTMENTS (Cost $2,024,852)		$2,024,852

TOTAL INVESTMENTS (Cost $55,870,072) - 98.6%		$54,871,906
Other Assets in Excess of Liabilities - 1.4%		766,180
TOTAL NET ASSETS - 100.0%		$55,638,086

Footnotes
Percentages are stated as a percent of net assets.

(a)	Variable Rate

+ At December 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$55,870,261
Gross tax unrealized appreciation	32,177
Gross tax unrealized depreciation	(1,030,532)
Net tax unrealized appreciation	$(998,355)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Rainier Mid Cap Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

COMMON STOCKS - 97.9%

Autos and Transportation - 2.6%
C. H. Robinson Worldwide, Inc.	275	$10,183
Canadian Pacific Railway Ltd.	350	14,682
Norfolk Southern Corp.	225	10,087
Skywest, Inc.	725	19,474
		54,426
Consumer Discretionary and Services - 15.0%
Advance Auto Parts, Inc. (a)	350	15,211
Grupo Televisa S.A. de C.V. - ADR	425	34,212
J.C. Penney Co., Inc.	875	48,650
Kohl's Corp. (a)	525	25,515
Labor Ready, Inc. (a)	900	18,738
Monster Worldwide, Inc. (a)	375	15,308
MPS Group, Inc. (a)	1,750	23,922
MSC Industrial Direct Co., Inc.	375	15,083
Nordstrom, Inc.	650	24,310
Office Depot, Inc. (a)	650	20,410
PETsMART, Inc.	1,350	34,641
Scientific Games Corp. (a)	725	19,778
Valueclick, Inc. (a)	1,300	23,543
		319,321
Consumer Staples - 1.6%
CVS Corp.	350	9,247
Smithfield Foods, Inc. (a)	800	24,480
		33,727
Energy - 9.3%
Cimarex Energy Co.	350	15,053
ENSCO International Inc.	1,250	55,437
Grant Prideco, Inc. (a)	1,200	52,944
KCS Energy, Inc. (a)	400	9,688
Kerr-McGee Corp.	275	24,987
Noble Energy, Inc.	225	9,068
Peabody Energy Corp.	100	8,242
Tetra Technologies, Inc. (a)	300	9,156
Transocean Inc. (a)	175	12,196
		196,771
Financial Services - 21.8%
Affiliated Managers Group, Inc. (a)	425	34,106
Alliance Data Systems Corp. (a)	425	15,130
Ameriprise Financial, Inc.	350	14,350
Arch Capital Group Ltd. (a)	375	20,531
Assurant, Inc.	450	19,571
CB Richard Ellis Group, Inc. (a)	350	20,598
CBL & Associates Properties, Inc.	375	14,816
Chubb Corp.	325	31,736
East West Bancorp, Inc.	525	19,157
Franklin Resources, Inc.	225	21,152
Genworth Financial, Inc.	300	10,374
Host Marriott Corp.	1,575	29,846
Jones Lang LaSalle Inc.	575	28,951
Northern Trust Corp.	550	28,501
Paychex, Inc.	475	18,107
Philadelphia Consolidated Holding Corp. (a)	150	14,504
Safeco Corp.	350	19,775
SEI Investments Co.	375	13,875
Sotheby's Holdings, Inc. Cl. A (a)	1,625	29,835
Sunstone Hotel Investors, Inc.	900	23,913
W.R. Berkley Corp.	175	8,334
Zions Bancorp.	325	24,557
		461,719

Rainier Mid Cap Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Health Care - 10.2%
American Pharmaceutical Partners, Inc. (a)	275	$10,667
ArthroCare Corp. (a)	625	26,337
Caremark Rx, Inc. (a)	300	15,537
Cytyc Corp. (a)	850	23,995
Endo Pharmaceuticals Holdings Inc. (a)	975	29,504
Gilead Sciences, Inc. (a)	650	34,210
Humana Inc. (a)	125	6,791
Intuitive Surgical, Inc. (a)	75	8,795
Kyphon, Inc. (a)	575	23,477
LifePoint Hospitals, Inc. (a)	275	10,313
PDL BioPharma, Inc. (a)	975	27,710
		217,336
Materials and Processing - 8.0%
Airgas, Inc.	450	14,805
Cemex S.A. de C.V. - ADR	325	19,282
Cleveland-Cliffs, Inc.	100	8,857
Jacobs Engineering Group Inc. (a)	500	33,935
Phelps Dodge Corp.	125	17,984
Praxair, Inc.	275	14,564
Precision Castparts Corp.	775	40,153
Timken Co.	625	20,012
		169,592
Producer Durables - 6.6%
Danaher Corp.	350	19,523
Joy Global, Inc.	1,450	58,000
Parker-Hannifin Corp.	500	32,980
Thomas & Betts Corp. (a)	700	29,372
		139,875
Technology - 16.8%
Adobe Systems Inc.	525	19,404
Analog Devices, Inc.	800	28,696
Autodesk, Inc.	875	37,581
Broadcom Corp. (a)	425	20,039
F5 Networks, Inc. (a)	525	30,025
FormFactor, Inc. (a)	400	9,772
Hyperion Solutions Corp. (a)	525	18,805
Intersil Corp.	1,200	29,856
Juniper Networks, Inc. (a)	900	20,070
Marvell Technology Group Ltd. (a)	1,025	57,492
Mercury Interactive Corp. (a)	325	9,032
Rockwell Automation, Inc.	750	44,370
SafeNet, Inc. (a)	350	11,277
Trident Microsystems, Inc. (a)	1,100	19,800
		356,219

Rainier Mid Cap Portfolio
Schedule of Investments
December 31, 2005

	Shares	Value

Utilities - 6.0%
El Paso Electric Co. (a)	1,425	$29,982
Kinder Morgan, Inc.	275	25,287
NII Holdings, Inc. (a)	425	18,564
PPL Corp.	675	19,845
TXU Corp.	675	33,878
		127,556
TOTAL COMMON STOCKS (Cost $2,110,325)		$2,076,542

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 0.4%
Variable Rate Demand Notes - 0.4%
Fidelity Institutional Money Market Funds
4.120%, 12/31/2031	$9,302	$9,302
TOTAL SHORT TERM INVESTMENTS (Cost $9,302)		$9,302

TOTAL INVESTMENTS (Cost $2,118,802) - 98.3%		$2,085,844
Liabilities in Excess of Other Assets - 1.7%		36,472
TOTAL NET ASSETS - 100.0%		$2,122,316

Footnotes
Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing

+ At December 31, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$2,119,627
Gross tax unrealized appreciation	3,285
Gross tax unrealized depreciation	(36,369)
Net tax unrealized appreciation	$(33,084)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title) /s/ J. Glenn Haber
J. Glenn Haber
Chief Executive Officer and Treasurer

Date March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Rainier Investment Management Mutual Funds

By (Signature and Title)* /s/ J. Glenn Haber
J. Glenn Haber
Chief Executive Officer and Treasurer

Date March 1, 2006

* Print the name and title of each signing officer under his or her signature.